REVENUE (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Schedule of Disaggregation Revenue

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2023	2022	2023	2022
Packaging rolled products	699	985	1,384	1,837
Automotive rolled products	312	308	616	571
Specialty and other thin-rolled products	34	54	70	104
Aerospace rolled products	271	183	524	326
Transportation, industry, defense and other rolled products	190	257	385	487
Automotive extruded products	251	247	511	473
Other extruded products	193	241	416	456
Total Revenue by product line	1,950	2,275	3,906	4,254

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2023	2022	2023	2022
Germany	447	562	926	1,059
France	178	204	360	373
United Kingdom	67	63	128	114
Switzerland	15	23	40	54
Spain	85	70	166	128
Czech Republic	67	92	124	149
Other Europe	241	308	483	572
Total Europe	1,100	1,322	2,227	2,449

United States	716	770	1,389	1,509
Asia and Other Pacific	61	66	122	113
All Other	73	117	168	183
Total Revenue by destination of shipment	1,950	2,275	3,906	4,254